REVENUE AND OTHER OPERATING INCOME (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [abstract]
Schedule of lease and non-lease components of revenue
The lease and non-lease components of our revenues in the six months ended June 30, 2026 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	1,070,209	435,941	1,506,150
Time charter revenues	129,860	14,560	144,420
Administrative income	—	6,971	6,971
Total revenues	1,200,069	457,472	1,657,541

The lease and non-lease components of our revenues in the six months ended June 30, 2025 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Voyage charter revenues	399,467	461,916	861,383
Time charter revenues	28,664	13,153	41,817
Administrative income	—	4,743	4,743
Total revenues	428,131	479,812	907,943

Schedule of other operating income
Other operating income in the six months ended June 30, 2026 and June 30, 2025 was as follows:

(in thousands of $)	2026	2025
Gain on sale of vessels	265,636	—
Other voyage income	24,662	—
Other gains	167	92
Total other operating income	290,465	92